Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Related Party Transactions

3. Related Party Transactions

The Partnership has the following balances with related parties, which have been included in the unaudited condensed consolidated statements of financial position:

Amounts due to related parties
	December 31, 2021	June 30, 2022
Due to GasLog LNG Services (a)	131	2,013
Due to GasLog (b)	821	2,337
Total	952	4,350
(a)	The balances represent mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balances represent mainly payments made by GasLog on behalf of the Partnership.

Loans due to related parties

The main terms of the revolving credit facility of $30,000 with GasLog (the “Sponsor Credit Facility”) have been disclosed in the annual consolidated financial statements for the year ended December 31, 2021. Refer to Note 7 “Borrowings”. As of December 31, 2021, the amount outstanding under the Sponsor Credit Facility was nil. The Sponsor Credit Facility matured in March 2022.

The main terms of the Partnership’s related party transactions, including the commercial management agreements, administrative services agreement and ship management agreements with GasLog and GasLog LNG Services, have been disclosed in the annual consolidated financial statements for the year ended December 31, 2021. Refer to Note 14 “Related Party Transactions”.

The Partnership had the following transactions with such related parties, which have been included in the unaudited condensed consolidated statements of profit or loss for the three and six months ended June 30, 2021 and 2022:

			For the three months ended		For the six months ended
Company	Details	Account	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
GasLog LNG Services	Commercial management fees(i)	General and administrative expenses	1,350	1,047	2,700	2,112
GasLog	Administrative services fees(ii)	General and administrative expenses	1,177	2,171	2,354	4,342
GasLog LNG Services	Management fees(iii)	Vessel operating costs	1,932	1,681	3,864	3,256
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	—	8	10	13
GasLog	Commitment fee under Sponsor Credit Facility (Note 13)	Financial costs	76	—	151	68
GasLog	Realized loss on interest rate swaps held for trading (Note 13)	(Loss)/gain on derivatives	1,373	475	2,692	1,344
(i)	Effective January 1, 2022, the annual commercial management fee changed from $360 for each vessel to a fixed commission of 1.25% on the annual gross charter revenues of each vessel.
(ii)	Effective January 1, 2022, the annual administrative services fee was changed to $579 per vessel, from $314 effective since January 1, 2021.
(iii)	Effective January 1, 2022, the management fee was changed to $37.5 per vessel per month (from $46 per vessel per month). In April 2022, GAS-eight Ltd. entered into a similar management agreement for the Solaris, previously managed by a subsidiary of Shell plc.